Deferred Revenue	12 Months Ended
Dec. 31, 2022
Deferred Revenue
Deferred Revenue

17. Deferred Revenue

The following table includes a rollforward of the deferred revenue balance for each year presented:

	For the Years Ended December 31,
	2020	2021	2022
Deferred revenue—at beginning of the year	62,638	407,168	694,745
Additions	9,687,382	27,377,563	45,614,278
Recognition	(9,342,852)	(27,089,986)	(45,158,191)
Deferred revenue—at end of the year	407,168	694,745	1,150,832
Including: Deferred revenue, current	271,510	305,092	569,234
Deferred revenue, non‑current	135,658	389,653	581,598

Deferred revenue represents contract liabilities allocated to the performance obligations that are unsatisfied, or partially satisfied which primarily resulted from undelivered vehicles, uninstalled charging piles and other performance obligations identified in the vehicle sales contracts.

The Group expects that RMB569,234 of the transaction price allocated to unsatisfied performance obligation as of December 31, 2022 will be recognized as revenue during the period from January 1, 2023 to December 31, 2023. The remaining RMB581,598 will be recognized in January 1, 2024 and thereafter.